                              AMSOUTH MUTUAL FUNDS

                           CAPITAL APPRECIATION FUNDS

                       SUPPLEMENT DATED APRIL 17, 1997 TO
                        PROSPECTUS DATED MARCH 17, 1997

     Capitalized terms used in this Supplement and not defined have the meaning assigned to them in the Prospectus.

     The Prospectus is hereby amended as follows:

     1. The new address for the TRANSFER AGENT is AMSOUTH MUTUAL FUNDS, PO BOX 182733, COLUMBUS, OH 43218-2733.

     2. The paragraph under CUSTODIAN on page 28 is hereby amended to read as follows:

        AmSouth became Custodian for the Trust on April 17, 1997. Pursuant to the Custodian Agreement with the Trust, the Custodian receives compensation from each Fund for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE

AS3S041797

                              AMSOUTH MUTUAL FUNDS

                               MONEY MARKET FUNDS

                       SUPPLEMENT DATED APRIL 17, 1997 TO
                       PROSPECTUS DATED NOVEMBER 30, 1996

     Capitalized terms used in this Supplement and not defined have the meaning assigned to them in the Prospectus.

     The Prospectus is hereby amended as follows:

     1. The new address for the TRANSFER AGENT is AMSOUTH MUTUAL FUNDS, PO BOX 182733, COLUMBUS, OH 43218-2733.

     2. The paragraph under CUSTODIAN on page 25 is hereby amended to read as follows:

        AmSouth became Custodian for the Trust on April 17, 1997. Pursuant to the Custodian Agreement with the Trust, the Custodian receives compensation from each Fund for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE

AS1S041797

                              AMSOUTH MUTUAL FUNDS

                                  INCOME FUNDS

                       SUPPLEMENT DATED APRIL 17, 1997 TO
                       PROSPECTUS DATED NOVEMBER 30, 1996

     Capitalized terms used in this Supplement and not defined have the meaning assigned to them in the Prospectus.

     The Prospectus is hereby amended as follows:

     1. Effective May 1, 1997, the Fee Tables on pages 2 and 3 of the Prospectus are hereby restated to read as follows:

                                                      LIMITED     GOVERNMENT
                                              BOND    MATURITY      INCOME      FLORIDA    MUNICIPAL
                                              FUND      FUND         FUND        FUND      BOND FUND
                                              ----    --------    ----------    -------    ---------
    SHAREHOLDER TRANSACTION EXPENSES(1)
    Maximum Sales Load Imposed on Purchases
      (as a percentage of offering price)...  4.00%     4.00%        4.00%        4.00%       4.00%
    Maximum Sales Load Imposed on Reinvested
      Dividends (as a percentage of offering
      price)................................    0 %        0%           0%           0%          0%
    Deferred Sales Load (as a percentage of
      original purchase price or redemption
      proceeds as applicable)...............    0 %        0%           0%           0%          0%
    Redemption Fees (as a percentage of
      amount redeemed, if applicable)(2)....    0 %        0%           0%           0%          0%
    Exchange Fee............................   $0         $0           $0           $0          $0
    ANNUAL FUND OPERATING EXPENSES
      (as a percentage of net assets)
      Management Fees (After Voluntary Fee
         Reduction)(3)......................  0.50%     0.50%        0.30%        0.30%       0.50%
      12b-1 Fees............................  0.00%     0.00%        0.00%        0.00%       0.00%
      Other Expenses (After Voluntary Fee
         Reductions)(4).....................  0.25%     0.26%        0.35%        0.29%       1.27%
                                              ----      ----         ----         ----        ----
      Total Fund Operating Expenses(5)......  0.75%     0.76%        0.65%        0.59%       1.77%
                                              ----      ----         ----         ----        ----

---------------
(1) Amsouth Bank of Alabama and its correspondent or affiliated banks may charge a Customer's (as defined in the Prospectus) account fees for automatic investment and other cash management services provided in connection with investment in the Fund. (See "HOW TO PURCHASE AND REDEEM SHARES -- Purchases of Shares.")

(2) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a shareholder. (See "HOW TO PURCHASE AND REDEEM SHARES -- Redemption by Telephone.")

(3) Absent the voluntary reduction of investment advisory fees, Management Fees as a percentage of average net assets would be .65% for each of the Bond Fund, the Limited Maturity Fund, the Government Income Fund, the Florida Fund and the Municipal Bond Fund. (See "MANAGEMENT OF AMSOUTH MUTUAL
    FUNDS -- Investment Advisor.")

(4) Absent the voluntary reduction of administration fees, Other Expenses as a percentage of average net assets would be 0.33% for the Bond Fund, 0.34% for the Limited Maturity Fund, 0.45% for the Government

    Income Fund, and 0.39% for the Florida Fund. "Other Expenses" for the Municipal Bond Fund are based on estimated amounts for the current fiscal year. (See "MANAGEMENT OF AMSOUTH MUTUAL FUNDS -- Administrator and Distributor.")

(5) In the absence of any voluntary reduction in investment advisory fees and administration fees, Total Fund Operating Expenses would be 0.98% for the Bond Fund, 0.99% for the Limited Maturity Fund, 1.10% for the Government Income Fund, 1.04% for the Florida Fund and are estimated to be 1.92% for the Municipal Bond Fund.

     EXAMPLE

             You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:

                                                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                       ------     -------     -------     --------
    Bond Fund........................................   $ 47        $63         $80         $129
    Limited Maturity Fund............................   $ 47        $63         $81         $130
    Government Income Fund...........................   $ 46        $60         $75         $118
    Florida Fund.....................................   $ 46        $58         $72         $111
    Municipal Bond Fund..............................   $ 57        $93         N/A          N/A

     The purpose of the table above is to assist an investor in the Income Funds in understanding the various costs and expenses that an investor in an Income Fund will bear directly or indirectly. See "MANAGEMENT OF AMSOUTH MUTUAL FUNDS" for a more complete discussion of annual operating expenses of the Income Funds. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     2. Effective May 1, 1997, the chart under SALES CHARGE on page 23 of the Prospectus is hereby amended to read as follows:

                                              SALES CHARGE AS                         DEALER ALLOWANCE
                                              A PERCENTAGE OF     SALES CHARGE AS           AS A
                                                NET AMOUNT        A PERCENTAGE OF      PERCENTAGE OF
    AMOUNT OF PURCHASE                           INVESTED         OFFERING PRICE       OFFERING PRICE
    ----------------------------------------  ---------------     ---------------     ----------------
    Less than $100,000......................        4.17%               4.00%               3.60%
    $100,000 but less than $250,000.........        3.09%               3.00%               2.70%
    $250,000 but less than $500,000.........        2.04%               2.00%               1.80%
    $500,000 but less than $1,000,000.......        1.01%               1.00%                .90%
    $1,000,000 or more......................           0%                  0%                  0%

     3. Effective April 17, 1997, the new address for the TRANSFER AGENT is AMSOUTH MUTUAL FUNDS, PO BOX 182733, COLUMBUS, OH 43218-2733.

     4. The paragraph under CUSTODIAN on page 36 is hereby amended to read as follows:

        AmSouth became Custodian for the Trust on April 17, 1997. Pursuant to the Custodian Agreement with the Trust, the Custodian receives compensation from each Fund for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE
AS2S041797

                              AMSOUTH MUTUAL FUNDS


                       SUPPLEMENT DATED APRIL 17, 1997 TO
          THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 17, 1997


        Capitalized terms used in this Supplement and not defined have the meaning assigned to them in the Statement of Additional Information.

        The Statement of Additional Information is hereby amended as follows:

        1. The new address for the TRANSFER AGENT is AMSOUTH MUTUAL FUNDS, PO BOX 182733, COLUMBUS, OH 43218-2733.

        2. The paragraph under Custodian on page B-39 is hereby amended to read as follows:

                AmSouth became Custodian for the Trust on April 17, 1997. The Custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments. Pursuant to the Custodian Agreement with the Trust, the Custodian receives compensation from each Fund for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE


AS1SAIS041797